Capital Stock (Details 4)	12 Months Ended
	Aug. 31, 2020 shares $ / shares
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 0.41
Number of options outstanding	7,352,000
Number of options exercisable	6,112,000
Remaining contractual life	6 years 1 month 10 days	[1]
Range 1 [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Remaining contractual life	7 years 4 months 2 days	[1]
Range 2 [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	3,720,000
Number of options exercisable	2,480,000
Remaining contractual life	6 years 28 days	[1]
Range 3 [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	3,532,000
Number of options exercisable	2,354,667
Remaining contractual life	6 years 1 month 10 days	[1]

[1]	Total represents weighted average.